Property and Equipment	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Property and Equipment [Abstract]
Property and equipment

Note 6 - Property and equipment

Property and equipment included in continuing operations consist of the following:

	March 31, 2024	September 30, 2023
Office equipment	$9	$2
Renovation	34	-
Construction in progress – Machineries yet to be assembled	1,223	-
Property, and equipment, cost	$1,266	$2
Less: accumulated depreciation	(2)	-
Property, and equipment, net	$1,264	$2

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%

Depreciation expenses of $1 and $2 (March 31, 2023 - $0 & $0) for the three and six months ended March 31, 2024, respectively, has been recorded in General and Administrative expenses in the unaudited condensed consolidated statements of operations.

The Company has entered into four contracts with Beijing Xi Yu International Trade Co. Ltd from China for the purchase of artificial graphite machineries for a total cost of $1,223. Full payments made upon order confirmation and shipment from main port in Tianjin to Port Klang in Malaysia. The guarantee period is within 15 months after arrival date and during this period the Seller shall be responsible for the damage due to the defects in designing and manufacturing of the machineries. The machineries have yet to be assembled and commissioned as of March 31, 2024.

Note 6 - Property and equipment

Property and equipment included in continuing operations consist of the following:

	June 30,	September 30,
	2024	2023
Office equipment	$13	$2
Renovation	38	-
Construction in progress – Machineries yet to be assembled	1,223	-
Property, and equipment, cost	$1,274	$2
Less: accumulated depreciation	(4)	-
Property, and equipment, net	$1,270	$2

Depreciation of property and equipment is computed on a straight-line basis over its estimated useful life at the following annual rates:

Office equipment	20%
Renovation	20%

Depreciation expenses of $2 and $4 (June 30, 2023 - $0 & $0) for the three and nine months ended June 30, 2024, respectively, has been recorded in General and Administrative expenses in the unaudited condensed consolidated statements of operations.

The Company has entered into four contracts with Beijing Xi Yu International Trade Co. Ltd from China for the purchase of artificial graphite machineries for a total cost of $1,223. Full payments made upon order confirmation and shipment from main port in Tianjin to Port Klang in Malaysia. The guarantee period is within 15 months after arrival date and during this period the Seller shall be responsible for the damage due to the defects in designing and manufacturing of the machineries. The machineries have yet to be assembled and commissioned as of June 30, 2024.

In July 2023, the Company has rented a factory located at Kampung Baru Subang district of Selangor State in Central Malaysia and currently the machineries are under assemble and commissioning in this factory. Pursuant to the terms of the Tenancy Agreement, the monthly rental is $4 and the tenancy is subject to both initial and renewal terms of 1 year.